Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	$ 13,343	$ 7,517
Cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	50
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	1,289	874
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets		9
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	29	37
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	1,086	828
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,582	1,581
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	618	650
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	101	129
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	355	204
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	317	317
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	190	281
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	22,578	27,971
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	7,107	8,066
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	1,127	958
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	569	11,089
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	432	$ 341
Financial assets at amortised cost, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	124
Financial assets at amortised cost, class [member] | Financial assets at fair value through profit or loss, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	$ 1